Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	34-6542451
Plan number	002
Contributions Not Corrected	$ 0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 285,111